COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees		$ 45,847		$ 74,116			$ 29,100
Down payment receivables						$ 29,100
Income from OCS grants		996		$ 801	$ 1,174
Damages sought by plaintiff		$ 75,000
Plaintiff payment | ₪			₪ 40,000
Paycheck Protection Program Loan [Member]
Operating Leased Assets [Line Items]
Interest rate	1.00%
Proceeds from loan	$ 979